Consolidated Statements of Cash Flows - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (14,239,743)	$ (6,741,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	803,269	969,671
Stock-based compensation expense	101,721	198,356
Non-cash lease (benefit)/expense	(604,449)	57,814
Unrealized foreign exchange losses	19,395	28,046
Change in assets and liabilities:
Other liabilities	0	(5,739,912)
Inventories	(1,207,933)	(1,235,752)
Accounts receivable	1,169,001	(1,176,493)
Prepayments and other assets	2,569,913	310,100
Other non-current assets	0	(1,214)
Contract liabilities	(36,132)	31,598
Employee entitlements	60,885	65,357
Accounts payable and accrued expenses	(936,152)	(1,385,051)
Net cash used in operating activities	(12,300,225)	(14,619,044)
Cash flows from investing activities:
Purchases of property, plant and equipment	(412,727)	(1,473,367)
Net cash used in investing activities	(412,727)	(1,473,367)
Cash flows from financing activities:
Proceeds from borrowings	0	1,056,059
Repayment of borrowings	(911,082)	(1,100,504)
Proceeds from issuance of common stock, net of issuance costs	12,015,280	(29,580)
Other	(6,615)	(8,814)
Net cash provided by/(used in) financing activities	11,097,583	(82,839)
Net increase decrease in cash, cash equivalents and restricted cash	(1,615,369)	(16,175,250)
Cash, cash equivalents and restricted cash at beginning of period	10,595,429	26,824,851
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	(80,955)	(54,172)
Cash, cash equivalents and restricted cash at end of period	$ 8,899,105	$ 10,595,429